BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

13.   BORROWINGS

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Short-term bank borrowings	234,500	34,000	5,211
Long-term bank borrowings, current portion	32,500	68,500	10,498
Other long-term borrowings, current portion	—	111,828	17,138
	267,000	214,328	32,847
Long-term bank borrowings, non-current portion	79,500	605,119	92,738
Other long-term borrowings, non-current portion	—	281,877	43,200
Total borrowings	346,500	1,101,324	168,785

The short-term borrowings outstanding as of December 31, 2019 and 2020 bore a weighted average interest rate of 4.56% and 4.46% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of one year. The long-term borrowings (including current portion) outstanding as of December 31, 2019 and 2020 bore a weighted average interest rate of 5.28% and 5.61% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2019 and 2020, unused loan facilities for bank and other borrowings amounted to RMB326,068 and RMB1,574,556 (US$241,311), respectively.

Borrowings as of December 31, 2019 and 2020 were secured by the following:

December 31, 2019

Short-term bank borrowings	Secured by
(RMB)
34,500	Unsecured borrowings.

200,000	Secured by restricted cash of RMB215,816.
234,500

Long-term bank borrowings (including current portion)	Secured by
(RMB)
112,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB203,747 and RMB15,989, respectively (Note 8/Note 10).
112,000

13.  BORROWINGS (CONTINUED)

December 31, 2020

Short-term bank borrowings	Secured by
(RMB)
34,000	Unsecured borrowings.

34,000

Long-term borrowings (including current portion)	Secured by
(RMB)
404,781	Secured by subsidiary’s property and equipment and land-use right with net book value of RMB505,004 (US$77,395) and RMB40,034 (US$6,135), respectively (Note 8/Note 10).
271,861	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB130,369 (US$19,980) and RMB100,966 (US$15,474), respectively (Note 8/Note 10), and a subsidiary’s stock.
190,682	Unsecured borrowing.
100,000	Secured by a subsidiary’s stock and the restricted cash of RMB104,400 (US$16,000).
100,000	Secured by a subsidiary’s stock.
1,067,324